Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Long-Term Debt [Abstract]
Long-Term Debt

Note 10. Long-Term Debt

        Long-term debt as of September 30, 2014 and December 31, 2013 is summarized in the following table:

(In millions)	As of September 30, 2014	As of December 31, 2013
Senior secured term loan facility maturing in 2017 (Tranche B)	$—	$991
Senior secured term loan facility maturing in 2017 (Tranche C)(1)	—	1,198
Senior secured term loan facility maturing in 2021(2)	1,807	—
7.00% senior notes maturing in 2020	488	750
8.00% senior notes maturing in 2020(3)	391	602
Revolving credit facility maturing in 2019	—	—
7.10% notes maturing in 2018(4)	73	71
7.45% notes maturing in 2027(4)	161	159
7.25% notes maturing in 2038(4)	64	63
Vehicle capital leases(5)	36	32
Other	39	40
Less current portion	(39)	(39)

Total long-term debt	$3,020	$3,867

(1)
As of December 31, 2013, presented net of $10 million in unamortized original issue discount paid as part of the 2013 amendment.

(2)
As of September 30, 2014, presented net of $18 million in unamortized original issue discount paid as part of the New Term Loan Facility as defined below under "—Refinancing of Indebtedness".

(3)
As of September 30, 2014 and December 31, 2013, includes $1 million and $2 million, respectively, in unamortized premium received on the sale of $100 million aggregate principal amount of such notes.

(4)
The increase in the balance from December 31, 2013 to September 30, 2014 reflects the amortization of fair value adjustments related to purchase accounting, which increases the effective interest rate from the coupon rates shown above.

(5)
The Company has entered into a fleet management services agreement (the "Fleet Agreement") which, among other things, allows the Company to obtain fleet vehicles through a leasing program. All leases under the Fleet Agreement are capital leases for accounting purposes. The lease rental payments include an interest component calculated using a variable rate based on one-month LIBOR plus other contractual adjustments and a borrowing margin totaling 2.45 percent.

Refinancing of Indebtedness

        On July 1, 2014, in connection with Holdings' initial public offering, SvM terminated its existing credit agreements governing its then existing term loan facility, the pre-funded letter of credit facility (together, the "Old Term Facilities") and the then existing revolving credit facility (together with the Old Term Facilities, the "Old Credit Facilities") and entered into a new credit agreement with respect to a new $1,825 million term loan facility maturing 2021 (the "New Term Loan Facility") and a new $300 million revolving credit facility maturing 2019 (the "New Revolving Credit Facility," and, together with the New Term Loan Facility, the "New Credit Facilities"), with JPMorgan Chase Bank, N.A. as administrative agent, collateral agent and issuing bank, and a syndicate of lenders party thereto from time to time. Borrowings under the New Term Loan Facility, together with $243 million of available cash and $120 million of net proceeds of the initial public offering, were used to repay in full the $2,187 million outstanding under the Old Term Facilities. In addition, $42 million of available cash was used to pay debt issuance costs of $24 million and to pay original issue discount of $18 million in connection with the New Term Loan Facility.

        On July 16, 2014, SvM used proceeds from Holdings' initial public offering to redeem $210 million of its outstanding 8 percent senior notes due 2020 (the "8% 2020 Notes") and $263 million of its outstanding 7 percent senior notes due 2020 (the "7% 2020 Notes"). In connection with the redemption of the 8% 2020 Notes and the 7% 2020 Notes, SvM was required to pay a pre-payment premium of $17 million and $18 million, respectively, and accrued interest of $7 million and $8 million, respectively.

        In connection with the partial redemption of the 8% 2020 Notes and 7% 2020 Notes and the repayment of the Old Term Facilities, we recorded a loss on extinguishment of debt of $65 million in the nine months ended September 30, 2014, which includes the pre-payment premiums on the 8% 2020 Notes and 7% 2020 Notes of $17 million and $18 million, respectively, and the write-off of $30 million of debt issuance costs.

Interest Rate Swaps

        On July 23, 2014, SvM entered into two four-year interest rate swap agreements effective August 1, 2014. The aggregate notional amount of the agreements was $300 million. Under the terms of the agreements, SvM will pay a weighted-average fixed rate of interest of 1.786 percent on the $300 million notional amount, and SvM will receive a floating rate of interest (based on one-month LIBOR) on the notional amount. Therefore, during the term of the agreements, the effective interest rate on $300 million of the New Term Loan Facility is fixed at a rate of 1.786 percent, plus the incremental borrowing margin of 3.25 percent.

        On July 23, 2014, SvM entered into three forty-one month interest rate swap agreements effective March 1, 2015. The aggregate notional amount of the agreements was $400 million. Under the terms of the agreements, SvM will pay a weighted-average fixed rate of interest of 1.927 percent on the $400 million notional amount, and SvM will receive a floating rate of interest (based on one-month LIBOR) on the notional amount. Therefore, during the term of the agreements, the effective interest rate on $400 million of the New Term Loan Facility is fixed at a rate of 1.927 percent, plus the incremental borrowing margin of 3.25 percent.

Note 12. Long-Term Debt

        Long-term debt as of December 31, 2013 and December 31, 2012 is summarized in the following table:

	As of December 31,
(In millions)	2013	2012
Senior secured term loan facility maturing in 2014 (Tranche A)	$—	$1,219
Senior secured term loan facility maturing in 2017 (Tranche B)	991	1,001
Senior secured term loan facility maturing in 2017 (Tranche C)(1)	1,198	—
7.00% senior notes maturing in 2020	750	750
8.00% senior notes maturing in 2020(2)	602	603
Revolving credit facility maturing in 2017	—	—
7.10% notes maturing in 2018(3)	71	69
7.45% notes maturing in 2027(3)	159	156
7.25% notes maturing in 2038(3)	63	62
Vehicle capital leases(4)	32	16
Other	40	48
Less current portion	(39)	(43)

Total long-term debt	$3,867	$3,881

(1)
Presented net of $10 million in unamortized original issue discount paid as part of the 2013 Term Loan Facility Amendment.

(2)
As of December 31, 2013 and 2012, includes $2 million and $3 million, respectively, in unamortized premium received on the sale of $100 million aggregate principal amount of such notes.

(3)
The increase in the balance from 2012 to 2013 reflects the amortization of fair value adjustments related to purchase accounting, which increases the effective interest rate from the coupon rates shown above.

(4)
SvM has entered into the Fleet Agreement. All leases under the Fleet Agreement are capital leases for accounting purposes. The lease rental payments include an interest component calculated using a variable rate based on one-month LIBOR plus other contractual adjustments and a borrowing margin totaling 2.45 percent.

Term Facilities

        On the 2007 Closing Date, in connection with the completion of the 2007 Merger, SvM became obligated under the Term Facilities. The Term Facilities consist of (i) the Term Loan Facility providing for term loans in an aggregate principal amount of $2,650 million and (ii) a then new pre-funded synthetic letter of credit facility in an aggregate principal amount of $150 million. As of December 31, 2013, after giving effect to the 2012 Term Loan Facility Amendment and 2013 Term Loan Facility Amendment discussed below, SvM had outstanding $135 million of letters of credit, resulting in unused commitments under the synthetic letter of credit facility of $3 million.

        The Term Loan Facility and the guarantees thereof are secured by substantially all of the tangible and intangible assets of SvM and certain of its domestic subsidiaries, excluding certain subsidiaries subject to regulatory requirements in various states, including pledges of all the capital stock of all direct domestic subsidiaries (other than foreign subsidiary holding companies, which are deemed to be foreign subsidiaries) owned by SvM or any Guarantor and of up to 65% of the capital stock of each direct foreign subsidiary owned by SvM or any Guarantor. The Term Loan Facility security interests are subject to certain exceptions, including, but not limited to, exceptions for (i) equity interests, (ii) indebtedness or other obligations of subsidiaries, (iii) real estate or (iv) any other assets, if the granting of a security interest therein would require that any notes issued under SvM's indenture dated as of August 15, 1997 be secured. The Term Loan Facility is secured on a pari passu basis with the security interests created in the same collateral securing the Revolving Credit Facility.

        Pursuant to the 2012 Term Loan Facility Amendment, the Tranche B loans have a maturity date of January 31, 2017. The interest rates applicable to the Tranche B loans under the Term Loan Facility are based on a fluctuating rate of interest measured by reference to either, at SvM's option, (i) an adjusted London inter-bank offered rate (adjusted for maximum reserves), plus a borrowing margin or (ii) an alternate base rate, plus a borrowing margin. As of December 31, 2013, the borrowing margin for the outstanding Tranche B loans was 4.25 percent. The 2012 Term Loan Facility Amendment also included mechanics for future extension amendments, permits borrower buy-backs of term loans, increased the size of certain baskets and made certain other changes to the Credit Agreement, including the reduction of the availability under the synthetic letter of credit facility from $150 million to $138 million.

        On February 22, 2013, SvM entered into the 2013 Term Loan Facility Amendment to amend the Credit Agreement primarily to extend the maturity date of a portion of the borrowings under the Term Loan Facility. Pursuant to the 2013 Term Loan Facility Amendment, the maturity of the outstanding Tranche A loans was extended, and such loans were converted into the Tranche C loans. The maturity date for the Tranche C loans is January 31, 2017. The interest rates applicable to the Tranche C loans under the Term Loan Facility are based on a fluctuating rate of interest measured by reference to either, at the SvM's option, (i) an adjusted London inter-bank offered rate (adjusted for maximum reserves) plus 3.25 percent, with a minimum adjusted London inter-bank offered rate of 1.00 percent or (ii) an alternate base rate plus 2.25 percent, with a minimum alternate base rate of 2.00 percent. As part of the 2013 Term Loan Facility Amendment, the SvM paid an original issue discount equal to 1.00 percent of the outstanding borrowings, or $12 million. Voluntary prepayments of borrowings under the Tranche C Loans are permitted at any time, in minimum principal amounts, without premium or penalty.

        As a result of the 2012 Term Loan Facility Amendment and the 2013 Term Loan Facility Amendment, SvM has, as of December 31, 2013, approximately $2,189 million of outstanding borrowings maturing January 31, 2017, after including the unamortized portion of the original issue discount paid. Additionally, following the 2012 Term Loan Facility Amendment and the 2013 Term Loan Facility Amendment the availability under the synthetic letter of credit facility will be reduced from the current availability of $138 million to $78 million as of July 24, 2014. The remaining $78 million of availability under the synthetic letter of credit will mature January 31, 2017.

        SvM has historically entered into interest rate swap agreements. Under the terms of these agreements, SvM pays a fixed rate of interest on the stated notional amount and SvM receives a floating rate of interest (based on one month LIBOR) on the stated notional amount. Therefore, during the term of the swap agreements, the effective interest rate on the portion of the term loans equal to the stated notional amount is fixed at the stated rate in the interest rate swap agreements plus the incremental borrowing margin. The changes in interest rate swap agreements in effect for the years ended December 31, 2013, 2012 and 2011, as well as the cumulative interest rate swaps outstanding as of December 31, 2012 and 2011 are as follows:

(In millions)	Notional Amount	Weighted Average Fixed Rate(1)
Interest rate swap agreements in effect as of December 31, 2011	$1,430	2.84%
Expired	(450)

Interest rate swap agreements in effect as of December 31, 2012	980	1.70%
Expired	(980)

Interest rate swap agreements in effect as of December 31, 2013	$—	—

(1)
Before the application of the applicable borrowing margin.

        In accordance with accounting standards for derivative instruments and hedging activities, and as further described in Note 18, these interest rate swap agreements are classified as cash flow hedges, and, as such, the hedging instruments are recorded on the consolidated statements of financial position as either an asset or liability at fair value, with the effective portion of the changes in fair value attributable to the hedged risks recorded in accumulated other comprehensive (loss) income.

Senior Notes

        On the 2007 Closing Date, in connection with the completion of the 2007 Merger, SvM became obligated under the Interim Loan Facility. The Interim Loan Facility matured on July 24, 2008. On the maturity date, outstanding amounts under the Interim Loan Facility were converted on a one to one basis into 2015 Notes.

        The 2020 Notes, sold in February 2012, will mature on February 15, 2020 and bear interest at a rate of 8 percent per annum. The proceeds from the 2020 Notes, sold in February 2012, together with available cash, were used to redeem $600 million in aggregate principal amount of the SvM's outstanding 2015 Notes in the first quarter of 2012. The 2020 Notes, sold in August 2012, will mature on August 15, 2020 and bear interest at a rate of 7 percent per annum. SvM used a majority of the proceeds from the sale of the 2020 Notes, sold in August 2012, to redeem the remaining $396 million aggregate principal amount of its 2015 Notes and to repay $276 million of outstanding borrowings under its Term Facilities during the third quarter of 2012. The Company recorded a loss on extinguishment of debt of $55 million on the consolidated statements of operations and comprehensive (loss) income for the year ended December 31, 2012 related to these transactions and the redemption of the 2015 Notes in the first quarter of 2012 discussed above. The 2020 Notes are jointly and severally guaranteed on a senior unsecured basis by the Guarantors. The 2020 Notes are not guaranteed by the Non-Guarantors.

        The 2020 Notes are senior unsecured obligations of SvM and rank equally in right of payment with all of SvM's other existing and future senior unsecured indebtedness. The subsidiary guarantees are general unsecured senior obligations of the Guarantors and rank equally in right of payment with all of the existing and future senior unsecured indebtedness of our Non-Guarantors. The 2020 Notes are effectively junior to all of SvM's existing and future secured indebtedness to the extent of the value of the assets securing such indebtedness.

Revolving Credit Facility

        On the 2007 Closing Date, in connection with the completion of the 2007 Merger, SvM became obligated under the Revolving Credit Facility. The Revolving Credit Facility provides for senior secured revolving loans and stand-by and other letters of credit. The Revolving Credit Facility limits outstanding letters of credit to $75 million. As of December 31, 2013 and 2012, there were no revolving loans or letters of credit outstanding under the Revolving Credit Facility. As of December 31, 2013, SvM had $324 million of remaining capacity available under the Revolving Credit Facility.

        On November 27, 2013, SvM entered into the 2013 Revolver Amendment. Pursuant to the 2013 Revolver Amendments, after completion of the TruGreen Separation Transaction, SvM has $242 million of available borrowing capacity through July 23, 2014 and $183 million from July 24, 2014 through January 31, 2017. SvM will continue to have access to letters of credit up to $75 million through January 31, 2017.

        The Revolving Credit Facility and the guarantees thereof are secured by the same collateral securing the Term Loan Facility, on a pari passu basis with the security interests created in the same collateral securing the Term Loan Facility.

        The interest rates applicable to the loans under the Revolving Credit Facility will be based on a fluctuating rate of interest measured by reference to either, at the borrower's option, (1) an adjusted London inter-bank offered rate (adjusted for maximum reserves), plus a borrowing margin (2.50 percent as of December 31, 2013) or (2) an alternate base rate, plus a borrowing margin (1.50 percent as of December 31, 2013). The borrowing margin, in each case, will be adjusted from time to time based on the Consolidated Secured Leverage Ratio (as defined in the Revolving Credit Agreement) for the previous fiscal quarter.

        The agreements governing the Term Facilities, the 2020 Notes and the Revolving Credit Facility contain certain covenants that, among other things, limit or restrict the incurrence of additional indebtedness, liens, sales of assets, certain payments (including dividends) and transactions with affiliates, subject to certain exceptions. SvM was in compliance with the covenants under these agreements at December 31, 2013.

        As of December 31, 2013, future scheduled long-term debt payments are $39 million, $52 million, $35 million, $2,141 million and $83 million for the years ended December 31, 2014, 2015, 2016, 2017 and 2018, respectively. Certain of the Company's assets, including vehicles, equipment and a call center facility, are leased under capital leases with $35 million in remaining lease obligations as of December 31, 2013. The long-term debt payments above include future capital lease payments of approximately $9 million in 2014, $9 million in 2015, $8 million in 2016, $6 million in 2017 and $3 million in 2018.